IMPORTANT INFORMATION REGARDING
THE FEDERATED HERMES FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES
With respect to “Appendix B: Sales Charge Waivers and Exchange Features for Shareholders Purchasing Through Certain Financial Intermediaries” (“Appendix B”), the following additions are incorporated. No other changes apply to Appendix B, and, accordingly, the disclosures provided for other financial intermediaries listed on Appendix B remain unchanged.
“J.P. Morgan Securities LLC
“Effective September 29, 2023, if you purchase or hold Fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (CDSC), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC
◾  Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
◾ Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
◾ Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
◾ Shares purchased through rights of reinstatement.
◾ Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
◾ Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A share conversion
◾ A shareholder in the Fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC
◾ Shares sold upon the death or disability of the shareholder.
◾ Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.
◾ Shares purchased in connection with a return of excess contributions from an IRA account.
◾ Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
◾ Shares acquired through a right of reinstatement.
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
◾ Breakpoints as described in the prospectus.
◾ Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
◾ Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).”

The Federated Hermes Funds include all of the following registrants (including any of their portfolios and/or retail share classes):
FEDERATED HERMES ADVISER SERIES
Federated Hermes Emerging Markets Equity Fund
Federated Hermes Global Equity Fund
Federated Hermes SDG Engagement High Yield Credit Fund
Federated Hermes International Equity Fund
Federated Hermes International Growth Fund
Federated Hermes MDT Large Cap Value Fund
Federated Hermes MDT Market Neutral Fund
Federated Hermes SDG Engagement Equity Fund
Federated Hermes U.S. SMID Fund
FEDERATED HERMES ADJUSTABLE RATE SECURITIES TRUST
Federated Hermes Adjustable Rate Fund
FEDERATED HERMES EQUITY FUNDS
Federated Hermes Clover Small Value Fund
Federated Hermes International Strategic Value Dividend Fund
Federated Hermes Kaufmann Fund
Federated Hermes Kaufmann Large Cap Fund
Federated Hermes Kaufmann Small Cap Fund
Federated Hermes MDT Mid Cap Growth Fund
Federated Hermes Prudent Bear Fund
Federated Hermes Strategic Value Dividend Fund
FEDERATED HERMES EQUITY INCOME FUND, INC.
FEDERATED HERMES FIXED INCOME SECURITIES, INC.
Federated Hermes Strategic Income Fund
FEDERATED HERMES GLOBAL ALLOCATION FUND
FEDERATED HERMES GOVERNMENT INCOME SECURITIES, INC.
FEDERATED HERMES SUSTAINABLE HIGH-YIELD BOND FUND, INC.
FEDERATED HERMES HIGH YIELD TRUST
Federated Hermes Opportunistic High Yield Bond Fund
FEDERATED HERMES INCOME SECURITIES TRUST
Federated Hermes Capital Income Fund
Federated Hermes Floating Rate Strategic Income Fund
Federated Hermes Fund for U.S. Government Securities
Federated Hermes Muni and Stock Advantage Fund
Federated Hermes Inflation Protected Securities Fund
Federated Hermes Short-Term Income Fund

FEDERATED HERMES INDEX TRUST
Federated Hermes Max-Cap Index Fund
FEDERATED HERMES INTERMEDIATE MUNICIPAL TRUST
Federated Hermes Intermediate Municipal Fund
FEDERATED HERMES INSTITUTIONAL TRUST
Federated Hermes Institutional High Yield Bond Fund
Federated Hermes Short-Intermediate Total Return Bond Fund
FEDERATED HERMES INTERNATIONAL SERIES, INC.
Federated Hermes Global Total Return Bond Fund
FEDERATED HERMES INVESTMENT SERIES FUNDS, INC.
Federated Hermes Corporate Bond Fund
FEDERATED HERMES MUNICIPAL BOND FUND, INC.
FEDERATED HERMES MUNICIPAL SECURITIES INCOME TRUST
Federated Hermes Michigan Intermediate Municipal Fund
Federated Hermes Municipal High Yield Advantage Fund
Federated Hermes Ohio Municipal Income Fund
Federated Hermes Pennsylvania Municipal Income Fund
FEDERATED HERMES SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST
Federated Hermes Short-Intermediate Municipal Fund
FEDERATED HERMES TOTAL RETURN SERIES, INC.
Federated Hermes Core Bond Fund
Federated Hermes Total Return Bond Fund
FEDERATED HERMES WORLD INVESTMENT SERIES, INC.
Federated Hermes Emerging Market Debt Fund
Federated Hermes International Leaders Fund
Federated Hermes International Small-Mid Company Fund
September 15, 2023

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456226 (9/23)
© 2023 Federated Hermes, Inc.